Leases - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 6,700	€ 6,700
Currency translation of right-of-use assets	100	300
Cash payments for leases	3,600	3,200	€ 2,400
Payments for leases	2,843	2,707	€ 2,096
Payments of right of use assets classified as financing activities	24,600	€ 10,400
Texas
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	6,200
Until 2025 [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	18,600
Later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Payments for leases	€ 3,600